Derivative Instruments and Hedging Activities (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 item	Dec. 31, 2012 Foreign currency forward contracts USD ($)	Dec. 31, 2012 Foreign currency forward contracts EUR (€)	Dec. 31, 2011 Foreign currency forward contracts USD ($)	Dec. 31, 2011 Foreign currency forward contracts EUR (€)	Dec. 31, 2012 Interest rate swap USD ($)	Dec. 31, 2011 Interest rate swap USD ($)	Dec. 31, 2009 Interest rate swap USD ($) item
Derivative Instruments and Hedging Activities
Number of operating subsidiaries	2
Derivative Instruments and Hedging Activities
Number of derivative contracts								1
Notional amount of derivative contracts entered		$ 21,000	€ 39,000	$ 48,000	€ 76,680
Notional amount of derivative contracts entered								70,000
Outstanding notional amounts		$ 18,000		$ 48,000		$ 36,000	$ 45,000